SHORT-TERM INVESTMENTS (Narrative) (Details) - Fixed interest rate [Member]	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Interest rate on deposits		1.53%
Bottom of range [Member]
Disclosure of financial assets [line items]
Interest rate on deposits	2.60%	1.70%
Top of range [Member]
Disclosure of financial assets [line items]
Interest rate on deposits	3.50%	2.30%